COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				6 Months Ended
	Jan. 31, 2023	Jun. 30, 2022	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2023
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees					$ 7,738
Principal Amount of Claim					838
Aggregate amount of guarantees					82,000
Restricted cash collateral					400
Collection of first payment for arbitration-award	$ 3,213
Legal success fees					251
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees					$ 77,700
Arbitration award amount		$ 15,000		$ 14,000
Aggregate amount			$ 154,000